Submission	Jan. 07, 2025
Submission [Line Items]
Central Index Key	0000849395
Registrant Name	CRH public limited company
Registration File Number	333-279349
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES